RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of Aggregate Amounts to Related Parties

	As of	As of
	December 31, 2022	December 31, 2021
Aggregate total financial exposure	673,747	476,728
Number of recipient related parties	80	79
(a) Individuals	70	69
(b) Companies	10	10
Average total financial exposure	8,422	6,035
Single largest exposure	358,255	446,417